Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2025
Land and Land Improvements [Abstract]
Summary of Land Use Rights And Related Accumulated Amortization
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2024	2025
Land use rights	2,918,023	3,465,944
Less: Accumulated amortization	(173,599)	(249,418)

Total land use rights, net	2,744,424	3,216,526